Long-term investments	12 Months Ended
Mar. 31, 2020
Investments In And Advances To Affiliates [Abstract]
Long-term investments

10. Long-term investments

Long-term investments consist of the following:

	As of March 31,
	2019	2020
	(Amounts in thousand of RMB)
Equity method investee:
Damei	-	-
Equity securities without readily determinable fair value:
Zhiyi	7,600	7,600
Duomai	-	80,036
Total	7,600	87,636

In December 2016, the Company entered into an agreement to establish an e-commerce company, Damei Fashion (Shanghai) Culture Media Co., Ltd. (“Damei”) with Shanghai Kuailexun Advertising Promulgation Company Limited (“Kuailexun”) and an individual shareholder with an initial investment of RMB4,100. The Company holds 41% equity interest shares while Kuailexun and the individual shareholder holds the rest 49% and 10% shares, respectively. The Company accounted for the investment in Damei under the equity method as the Company has the ability to exert significant influence. The Company recognized RMB1,530, RMB977 and nil in its share of loss from equity method investments in the combined and consolidated statements of comprehensive loss for the years ended March 31, 2018, 2019 and 2020, respectively. As of the reporting date, Damei has been fully liquiditated and the Company received a net consideration of RMB26.

In January 2018, the Company established Hangzhou Zhiyi Technology Co., Ltd. (“Zhiyi”) together with two individual shareholders. Zhiyi is a technology company which the Company contributed RMB190 and owned equity interest of 19%. The Company accounted for the investment in Zhiyi initially under the equity method as the Company has the ability to exert significant influence. The Company recognized its share of loss from equity method investments of RMB77 and RMB113 in the combined and consolidated statements of comprehensive loss for the years ended March 31, 2018 and 2019. As the Company continued to report losses on the investment, the investment was reduced to zero and equity method losses ceased being reported.

In September 2018, the Company’s equity interest in Zhiyi was diluted to 15.2% resulting from additional investment provided by third party investors. As a result of this transaction, the Company lost its ability to exert significant influence over Zhiyi. Therefore, the Company discontinued applying equity method on the investment in Zhiyi and recorded it as a cost-method investment. A deemed gain of RMB7,600 was recorded as the Company de-recognized the equity method investment during the year ended March 31, 2019.  The investment was classified as investment in equity security without readily determinable fair value upon adoption of ASUS 2016-01 in the year ended March 31, 2020.

In June 2019, the Company acquired an aggregate of 8% equity interest of Hangzhou Duomai E-Commerce Co.,Ltd. (“Duomai”), which is listed on National Equities Exchange and Quotations (“NEEQ”) in the PRC, for a total consideration of RMB80,036. Duomai mainly provides performance-based online marketing services with over 10 years’ experience. The investment was classified as investment in equity securities without readily determinable fair value.

There was no impairment on long-term investments as of March 31, 2019 and 2020.